WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.2%
Education - 10.6%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$558,290
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,242,082
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,720,005
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,302,191
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,695,120
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,646,360
New York State Dormitory Authority Revenue:
Fordham University	4.000%	7/1/46	5,000,000	5,734,150
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,487,928
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,311,631
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/32	520,000	679,437
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,437,893
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,610,434
Non-State Supported Debt, Skidmore College, Series A	5.500%	7/1/41	3,200,000	3,283,808
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,150,030
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	3,990,805
Non-State Supported Debt,School Districts Financing Program, Series A, AGM	5.000%	10/1/31	5,000,000	6,493,150
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	614,898
Syracuse, NY, Industrial Development Agency School Facility Revenue:
Syracuse City School District Project, Series A, State Withholding	4.000%	5/1/34	1,150,000	1,371,283
Syracuse City School District Project, Series A, State Withholding	4.000%	5/1/35	1,000,000	1,188,680

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Education - (continued)
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	$1,250,000	$1,574,187
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	1,250,000	1,570,363
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,252,630

Total Education				57,915,355

Health Care - 6.8%
Brookhaven, NY, Local Development Corp., Revenue, Long Island Community Hospital Project, Series A	5.000%	10/1/50	2,750,000	3,285,810
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	1,148,210
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	4,000,000	4,023,720
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	2,104,078	210,408
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,106,740
New York City, NY, Health & Hospital Corp. Revenue:
Health Systems, Series A	5.000%	2/15/30	12,500,000	12,556,000
Health Systems, Series A	5.000%	2/15/30	1,500,000	2,014,875	(a)
Health Systems, Series A	4.000%	2/15/45	1,775,000	2,094,162	(a)
Health Systems, Series A	4.000%	2/15/48	880,000	1,033,305	(a)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,539,300
United Cerebral Palsy, AMBAC	5.125%	7/1/21	105,000	104,770
Oneida County, NY, Local Development Corp, Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,947,251

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	$1,200,000	$1,423,752
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,852,600

Total Health Care				37,340,903

Housing - 0.2%
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,073,480

Industrial Revenue - 16.7%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,555,708	(b)(c)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,606,380
New York City, NY, Trust for Cultural Resources Revenue:
Green Bonds, Whitney Museum of American ART, Series 2021, Refunding	5.000%	7/1/31	2,500,000	3,457,900	(a)
Lincoln Center for Performing ARTS, Inc., Series A, Refunding	5.000%	12/1/32	2,000,000	2,649,220
Lincoln Center for Performing ARTS, Inc., Series A, Refunding	4.000%	12/1/33	2,000,000	2,407,300
Lincoln Center for Performing ARTS, Inc., Series A, Refunding	4.000%	12/1/34	2,000,000	2,398,720
Lincoln Center for Performing ARTS, Inc., Series A, Refunding	4.000%	12/1/35	1,250,000	1,492,563
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	4,000,000	4,613,520
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,520,000	1,638,636	(b)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,105,510
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,301,630
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	38,202,250

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$1,100,000	$1,321,573	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A	5.000%	12/1/34	900,000	1,141,128	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A	5.000%	12/1/36	800,000	1,007,032	(c)
John F. Kennedy International Airport Terminal 4 Project, Series A	4.000%	12/1/38	600,000	699,330	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C	5.000%	12/1/36	2,205,000	2,834,814
John F. Kennedy International Airport Terminal 4 Project, Series C	5.000%	12/1/37	2,400,000	3,078,720
John F. Kennedy International Airport Terminal 4 Project, Series C	4.000%	12/1/41	1,900,000	2,225,850
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,619,455	(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	5,000,000	5,007,300

Total Industrial Revenue				91,364,539

Leasing - 0.5%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	2,500,000	2,896,950	(d)

Local General Obligation - 0.2%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	1,000,000	1,230,570

Other - 2.3%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,111,160
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	11,144,610

Total Other				12,255,770

Power - 3.6%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,716,810	(e)(f)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,520,150	(e)(f)
Series B, Refunding	5.000%	9/1/46	7,000,000	8,347,780

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	$1,000,000	$810,000	*(g)
Series A	5.050%	7/1/42	230,000	186,300	*(g)
Series XX	5.250%	7/1/40	2,000,000	1,625,000	*(g)
Series ZZ, Refunding	5.250%	7/1/18	600,000	478,500	*(h)

Total Power				19,684,540

Pre-Refunded/Escrowed to Maturity - 0.6%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	698,897	(i)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,166,040	(j)
Non-State Supported Debt, Pratt Institute,
Series A, Refunding	5.000%	7/1/44	1,000,000	1,166,040	(j)
Series B, Refunding	5.000%	2/15/43	10,000	13,067	(j)

Total Pre-Refunded/Escrowed to Maturity				3,044,044

Special Tax Obligation - 23.0%
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	15,000,000	17,550,450
Series C-1	4.000%	5/1/45	4,000,000	4,760,640
Series S	4.000%	5/1/44	10,000,000	11,930,600
New York City, NY, TFA Revenue, Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,711,215
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	2,610,000	1,599,408
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,765,590
New York State Dormitory Authority Revenue:
Bidding Group 3 Bonds, Series A	5.000%	3/15/42	9,000,000	11,197,800
Series B, Refunding	5.000%	2/15/43	7,490,000	9,239,140
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	11,888,110
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	10,670,000	13,318,294
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,739,290

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	$13,700,000	$14,968,209
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	8,597,760
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	641,952
CAB, Restructured, Series A-1	0.000%	7/1/46	680,000	211,235
CAB, Restructured, Series A-1	0.000%	7/1/51	6,000,000	1,343,520
Restructured, Series A-1	4.550%	7/1/40	150,000	165,018
Restructured, Series A-1	5.000%	7/1/58	1,285,000	1,435,216
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,086,140
Restructured, Series A-2A	4.550%	7/1/40	2,340,000	2,574,281
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,554,456
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,700,000	1,635,077
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	700,000	702,772

Total Special Tax Obligation				125,616,173

Transportation - 29.8%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,151,830	(c)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,185,740	(c)
Series B, Refunding	5.000%	12/15/26	1,100,000	1,331,770	(c)
MTA Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,581,550
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	12,109,000
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1	5.000%	11/15/47	1,545,000	1,849,875
Green Bonds, Series A-2	5.000%	11/15/45	4,000,000	4,863,440	(e)(f)
Green Bonds, Series B, Refunding	5.000%	11/15/26	4,085,000	4,754,817
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	1,365,000	1,516,433
Green Bonds, Series C-1, Refunding	4.000%	11/15/31	1,500,000	1,641,930
Green Bonds, Series D	4.000%	11/15/48	500,000	554,040
Green Bonds, Series D	4.000%	11/15/49	500,000	553,650
Green Bonds, Series E, Refunding	5.000%	11/15/32	2,250,000	2,783,205
Green Bonds, Series E, Refunding	4.000%	11/15/45	3,000,000	3,332,850
Series B, Refunding	5.000%	11/15/37	230,000	261,968

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	$5,000,000	$5,867,900
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,000,000	5,807,650
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	3,850,000	4,574,685	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,575,000	1,858,579	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	10,553,136	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	2,063,151	(c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	9,500,000	9,525,460
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,744,150
Consolidated Series 221	4.000%	7/15/50	4,500,000	5,198,760	(c)
Series 193, Refunding	5.000%	10/15/32	9,220,000	10,887,068	(c)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,407,078	(c)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,819,178	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A	0.000%	11/15/29	16,235,000	13,997,330
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,190,000
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,886,771
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	750,000	969,638
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	2,000,000	2,345,900
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	5,100,000	6,545,391

Total Transportation				162,713,923

Water & Sewer - 5.9%
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	1,000,000	1,189,750
Series A, Refunding	5.000%	7/1/29	250,000	297,193

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - (continued)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC	5.000%	6/15/48	$5,000,000	$6,172,650
Second General Resolution, Series FF,
Refunding	5.000%	6/15/40	5,000,000	6,319,800
Series DD	5.000%	6/15/47	5,000,000	6,192,250
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,803,280
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,630,000	2,771,362
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,200,295
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,429,313

Total Water & Sewer				32,375,893

TOTAL MUNICIPAL BONDS (Cost - $494,426,449)				547,512,140

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(k) - 1.2%
Special Tax Obligation - 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $6,468,361)	4.000%	3/15/41	5,455,000	6,486,749

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $500,894,810)				553,998,889

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
General Obligations - 0.0%††
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.110%	3/1/48	100,000	100,000	(l)(m)

Water & Sewer - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.100%	6/15/33	250,000	250,000	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $350,000)				350,000

TOTAL INVESTMENTS - 101.5% (Cost - $501,244,810)				554,348,889
TOB Floating Rate Notes - (0.8)%				(4,090,000)
Other Liabilities in Excess of Other Assets - (0.7)%				(4,033,527)

TOTAL NET ASSETS - 100.0%				$546,225,362

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Securities traded on a when-issued or delayed delivery basis.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	The coupon payment on this security is currently in default as of December 31, 2020.

(h)	The maturity principal is currently in default as of December 31, 2020.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration - Insured Bonds
GO	— General Obligation
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	9

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

At December 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	20	3/21	$4,288,294	$4,271,250	$17,044

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	Western Asset New York Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

11

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds†	—	$547,512,140	—	$547,512,140
Municipal Bonds Deposited in Tender Option Bond Trust	—	6,486,749	—	6,486,749

Total Long-Term Investments	—	553,998,889	—	553,998,889

Short-Term Investments†	—	350,000	—	350,000

Total Investments	—	$554,348,889	—	$554,348,889

Other Financial Instruments:
Futures Contracts	$17,044	—	—	$17,044

Total	$17,044	$554,348,889	—	$554,365,933

†	See Schedule of Investments for additional detailed categorizations.

13